EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 16, 2015 (Accession No. 0001193125-15-133097), to the Class A, C, I, R and Z Summary Prospectuses and Prospectuses dated April 1, 2015, for Cohen & Steers MLP & Energy Opportunity Fund, Inc.